Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Total revenue	¥ 1,363,384	$ 186,783	¥ 1,464,871	¥ 1,953,257
Cost of revenues	(1,117,942)	(153,157)	(1,272,145)	(1,670,068)
Gross profit	245,442	33,626	192,726	283,189
Sales and marketing expenses	(7,049)	(966)	(1,355)	(2,127)
General and administrative expenses	(76,629)	(10,498)	(75,582)	(61,005)
Research and development expenses	(90,461)	(12,393)	(75,116)	(67,538)
Provision for credit losses	(30,584)	(4,188)	(17,865)	(2,739)
Income from operations	40,719	5,581	22,808	149,780
Change in fair value of contingent consideration			(5,624)	13,071
Change in fair value of warrant liabilities			170	10,776
Change in fair value of investment in marketable security	6,103	836	(9,023)	1,760
Investments income (loss)	(5,742)	(787)	(31,328)	25,449
Impairment of long-term investments	(10,425)	(1,428)	(11,800)
Interest income, net	3,211	440	2,739	2,506
Other income, net	1,609	220	7,449	11,443
Foreign exchange (loss) gain, net	3,805	521	(1,887)	(1,493)
Income (loss) before income taxes	39,280	5,383	(26,496)	213,292
Income tax expense	(12,597)	(1,726)	(8,480)	(18,067)
Net income (loss)	26,683	3,657	(34,976)	195,225
Less: net income (loss) attributable to noncontrolling interest	(13,002)	(1,781)	(4,188)	1,892
Net income (loss) attributable to the Company’s shareholders	39,685	5,438	(30,788)	193,333
Other comprehensive income (loss):
Other comprehensive income (loss) - foreign currency translation adjustment	(998)	(137)	(105)	955
Comprehensive income (loss)	25,685	3,520	(35,081)	196,180
Less: comprehensive income (loss) attributable to non-controlling interests	(13,002)	(1,781)	(4,188)	1,892
Comprehensive income (loss) attributable to the Company’s shareholders	¥ 38,687	$ 5,301	¥ (30,893)	¥ 194,288
Weighted average number of shares
Basic (in Shares)	41,367,946	41,367,946	40,649,414	39,263,147
Diluted (in Shares)	41,564,237	41,564,237	40,649,414	39,263,147
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.96	$ 0.13	¥ (0.76)	¥ 4.92
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.95	$ 0.13	¥ (0.76)	¥ 4.92
Live streaming - consumable virtual items revenue
Total revenue	¥ 1,317,601	$ 180,510	¥ 1,420,258	¥ 1,886,179
Live streaming - time based virtual item revenue
Total revenue	24,935	3,416	25,004	27,683
Technical services and others
Total revenue	¥ 20,848	$ 2,857	¥ 19,609	¥ 39,395